Postemployment benefit plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Postemployment benefit plans
Postemployment benefit plans

We have both U.S. and non-U.S. pension plans covering substantially all of our U.S. employees and a portion of our non-U.S. employees, located primarily in Europe, Japan and Brazil. Our defined benefit plans provide a benefit based on years of service and/or the employee’s average earnings near retirement. Our defined contribution plans allow employees to contribute a portion of their salary to help save for retirement, and in certain cases, we provide a matching contribution. We also have defined benefit retirement health care and life insurance plans covering substantially all of our U.S. employees.

As announced in August 2010, on January 1, 2011, our retirement benefits for U.S. support and management employees began transitioning from defined benefit pension plans to defined contribution plans.  The transition date was determined for each employee based upon age and years of service or proximity to retirement.  Pension benefit accruals were frozen for certain employees on December 31, 2010, and will freeze for remaining employees on December 31, 2019. On the respective transition dates employees move to a retirement benefit that provides a frozen pension benefit and a 401(k) plan that provides an annual employer contribution. The plan change required a re-measurement as of August 31, 2010, which resulted in an increase in our Liability for postemployment benefits of $1.32 billion and a decrease in Accumulated other comprehensive income (loss) of $831 million net of tax.  The increase in the liability was due to a decline in the discount rate and lower than expected asset returns at the re-measurement date.  Curtailment expense of $28 million was also recognized in 2010 as a result of the plan change.

In February 2012, we announced the closure of the Electro-Motive Diesel facility located in London, Ontario. As a result of the closure, we recognized a $37 million other postretirement benefits curtailment gain. This excludes a $21 million loss of a third-party receivable for other postretirement benefits that was eliminated due to the closure. In addition, a $10 million special termination benefit expense was recognized related to statutory pension benefits required to be paid to certain affected employees. As a result, a net gain of $6 million related to the facility closure was recognized in Other operating (income) expenses in Statement 1.

In August 2012, we announced changes to our U.S. hourly pension plan, which impacted certain hourly employees. For impacted employees, pension benefit accruals will freeze on January 1, 2013 or January 1, 2016, at which time employees will become eligible for various provisions of company sponsored 401(k) plans including a matching contribution and an annual employer contribution. The plan changes resulted in a curtailment and required a remeasurement as of August 31, 2012. The curtailment and the remeasurement resulted in a net increase in our Liability for postemployment benefits of $243 million and a net loss of $153 million, net of tax, recognized in Accumulated other comprehensive income (loss). The increase in the liability was primarily due to a decline in the discount rate. Also, the curtailment resulted in expense of $7 million which was recognized in Other operating (income) expenses in Statement 1.

A.	Benefit obligations

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Change in benefit obligation:
Benefit obligation, beginning of year	$14,782	$13,024	$12,064	$4,299	$3,867	$3,542	$5,381	$5,184	$4,537
Service cost	185	158	210	108	115	92	92	84	68
Interest cost	609	651	652	182	182	162	221	253	245
Plan amendments	—	1	4	12	(24)	35	(38)	(121)	—
Actuarial losses (gains)	1,168	1,635	1,140	385	312	153	186	306	602
Foreign currency exchange rates	—	—	—	49	(32)	34	(11)	(19)	14
Participant contributions	—	—	—	9	9	9	48	44	45
Benefits paid - gross	(831)	(823)	(820)	(190)	(187)	(168)	(394)	(388)	(379)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	16	14	15
Curtailments, settlements and special termination benefits	—	(3)	(235)	(67)	(83)	(52)	(48)	(6)	—
Acquisitions, divestitures and other [1]	—	139	9	(50)	140	60	—	30	37
Benefit obligation, end of year	$15,913	$14,782	$13,024	$4,737	$4,299	$3,867	$5,453	$5,381	$5,184
Accumulated benefit obligation, end of year	$15,132	$14,055	$12,558	$4,329	$3,744	$3,504

Weighted-average assumptions used to determine benefit obligation:
Discount rate [2]	3.7%	4.3%	5.1%	3.7%	4.3%	4.6%	3.7%	4.3%	5.0%
Rate of compensation increase [2]	4.5%	4.5%	4.5%	3.9%	3.9%	4.2%	4.4%	4.4%	4.4%

[1]	See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011. See Note 25 regarding the divestiture of the third party logistics business in 2012.

[2]	End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2012 service and interest cost components of other postretirement benefit cost	$27	$(22)
Effect on accumulated postretirement benefit obligation	$343	$(285)

B.	Plan assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Change in plan assets:
Fair value of plan assets, beginning of year	$9,997	$10,760	$9,029	$2,818	$2,880	$2,797	$814	$996	$1,063
Actual return on plan assets	1,235	(270)	1,628	368	(83)	193	117	(45)	129
Foreign currency exchange rates	—	—	—	47	(1)	17	—	—	—
Company contributions	580	212	919	446	234	58	204	207	138
Participant contributions	—	—	—	9	9	9	48	44	45
Benefits paid	(831)	(823)	(820)	(190)	(187)	(168)	(394)	(388)	(379)
Settlements and special termination benefits	—	—	—	(72)	(41)	(51)	—	—	—
Acquisitions / other [1]	—	118	4	—	7	25	—	—	—
Fair value of plan assets, end of year	$10,981	$9,997	$10,760	$3,426	$2,818	$2,880	$789	$814	$996

[1]	See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011.

Our U.S. pension target asset allocations reflect our investment strategy of maximizing the long-term rate of return on plan assets and the resulting funded status, within an appropriate level of risk. In August 2012, as part of our pension de-risking strategy, we revised our U.S. investment policy to better align assets with liabilities and reduce risk in our portfolio. Our current target allocations for the U.S. pension plans are 70 percent equities and 30 percent fixed income.  Within equity securities, approximately 65 percent includes investments in U.S. large cap, small cap and private companies.  The remaining portion is invested in international companies, including emerging markets.  Fixed income securities primarily include corporate bonds, mortgage-backed securities and U.S. Treasuries. While target allocation percentages will vary over time, our current strategy is to gradually reduce our equity allocation. Target allocation policies will be revisited periodically to ensure they reflect the overall objectives of the fund.

In general, our non-U.S. pension target asset allocations reflect our investment strategy of maximizing the long-term rate of return on plan assets and the resulting funded status, within an appropriate level of risk.  The weighted-average target allocations for the non-U.S. pension plans are 58 percent equities, 31 percent fixed income, 7 percent real estate and 4 percent other.  The target allocations for each plan vary based upon local statutory requirements, demographics of plan participants and funded status.  Plan assets are primarily invested in non-U.S. securities.

Our target allocations for the other postretirement benefit plans are 80 percent equities and 20 percent fixed income.  Within equity securities, approximately two-thirds include investments in U.S. large cap and small cap companies.  The remaining portion is invested in international companies, including emerging markets.  Fixed income securities primarily include corporate bonds, mortgage-backed securities and U.S. Treasuries.

The U.S. plans are rebalanced to plus or minus 5 percentage points of the target asset allocation ranges on a monthly basis.  The frequency of rebalancing for the non-U.S. plans varies depending on the plan. As a result of our diversification strategies, there are no significant concentrations of risk within the portfolio of investments except for the holdings in Caterpillar stock as discussed below.

The use of certain derivative instruments is permitted where appropriate and necessary for achieving overall investment policy objectives.  The plans do not engage in derivative contracts for speculative purposes.

The accounting guidance on fair value measurements specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques (Level 1, 2 and 3).  See Note 17 for a discussion of the fair value hierarchy.

Fair values are determined as follows:

•	Equity securities are primarily based on valuations for identical instruments in active markets.

•	Fixed income securities are primarily based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

•	Real estate is stated at the fund’s net asset value or at appraised value.

•	Cash, short-term instruments and other are based on the carrying amount, which approximates fair value, or at the fund’s net asset value.

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,460	$3	$98	$4,561
Non-U.S. equities	2,691	2	—	2,693

Fixed income securities:
U.S. corporate bonds	—	1,490	23	1,513
Non-U.S. corporate bonds	—	231	10	241
U.S. government bonds	—	694	8	702
U.S. governmental agency mortgage-backed securities	—	794	1	795
Non-U.S. government bonds	—	33	3	36

Real estate	—	—	8	8

Cash, short-term instruments and other	13	419	—	432
Total U.S. pension assets	$7,164	$3,666	$151	$10,981

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,314	$—	$77	$4,391
Non-U.S. equities	2,366	—	—	2,366

Fixed income securities:
U.S. corporate bonds	—	1,178	35	1,213
Non-U.S. corporate bonds	—	143	6	149
U.S. government bonds	—	462	7	469
U.S. governmental agency mortgage-backed securities	—	891	3	894
Non-U.S. government bonds	—	31	—	31

Real estate	—	—	8	8

Cash, short-term instruments and other	48	428	—	476
Total U.S. pension assets	$6,728	$3,133	$136	$9,997

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,975	$1	$46	$5,022
Non-U.S. equities	2,884	—	4	2,888

Fixed income securities:
U.S. corporate bonds	—	1,412	38	1,450
Non-U.S. corporate bonds	—	92	1	93
U.S. government bonds	—	299	5	304
U.S. governmental agency mortgage-backed securities	—	634	4	638
Non-U.S. government bonds	—	22	—	22

Real estate	—	—	10	10

Cash, short-term instruments and other	70	263	—	333
Total U.S. pension assets	$7,929	$2,723	$108	$10,760

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$436	$2	$—	$438
Non-U.S. equities	1,038	118	—	1,156
Global equities [1]	244	27	—	271

Fixed income securities:
U.S. corporate bonds	—	37	3	40
Non-U.S. corporate bonds	—	494	2	496
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	169	—	169
Global fixed income [1]	—	403	—	403

Real estate	—	114	104	218

Cash, short-term instruments and other [2]	185	47	—	232
Total non-U.S. pension assets	$1,903	$1,414	$109	$3,426

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$356	$1	$—	$357
Non-U.S. equities	822	84	—	906
Global equities [1]	198	40	—	238

Fixed income securities:
U.S. corporate bonds	—	16	4	20
Non-U.S. corporate bonds	—	395	5	400
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	200	—	200
Global fixed income [1]	—	363	—	363

Real estate	—	100	97	197

Cash, short-term instruments and other [2]	109	25	—	134
Total non-U.S. pension assets	$1,485	$1,227	$106	$2,818

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$359	$—	$—	$359
Non-U.S. equities	916	90	1	1,007
Global equities [1]	153	37	—	190

Fixed income securities:
U.S. corporate bonds	—	18	2	20
Non-U.S. corporate bonds	—	374	5	379
U.S. government bonds	—	5	—	5
Non-U.S. government bonds	—	163	1	164
Global fixed income [1]	—	374	—	374

Real estate	—	89	90	179

Cash, short-term instruments and other [2]	61	107	35	203
Total non-U.S. pension assets	$1,489	$1,257	$134	$2,880

[1]	Includes funds that invest in both U.S. and non-U.S. securities.

[2]	Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$387	$—	$—	$387
Non-U.S. equities	194	—	—	194

Fixed income securities:
U.S. corporate bonds	—	70	—	70
Non-U.S. corporate bonds	—	11	—	11
U.S. government bonds	—	27	—	27
U.S. governmental agency mortgage-backed securities	—	33	—	33
Non-U.S. government bonds	—	2	—	2

Cash, short-term instruments and other	18	47	—	65
Total other postretirement benefit assets	$599	$190	$—	$789

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$410	$—	$—	$410
Non-U.S. equities	191	—	—	191

Fixed income securities:
U.S. corporate bonds	—	67	—	67
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	21	—	21
U.S. governmental agency mortgage-backed securities	—	47	—	47
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	4	65	—	69
Total other postretirement benefit assets	$605	$209	$—	$814

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$512	$—	$—	$512
Non-U.S. equities	289	—	—	289

Fixed income securities:
U.S. corporate bonds	—	79	—	79
Non-U.S. corporate bonds	—	6	—	6
U.S. government bonds	—	14	—	14
U.S. governmental agency mortgage-backed securities	—	43	—	43
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	33	—	52
Total other postretirement benefit assets	$820	$176	$—	$996

Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2012, 2011 and 2010.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a marketplace participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2009	$51	$57	$10	$—
Unrealized gains (losses)	11	1	—	—
Realized gains (losses)	(1)	3	—	—
Purchases, issuances and settlements, net	32	(9)	—	—
Transfers in and/or out of Level 3	(43)	(4)	—	—
Balance at December 31, 2010	$50	$48	$10	$—
Unrealized gains (losses)	(4)	(2)	(2)	—
Realized gains (losses)	1	—	—	—
Purchases, issuances and settlements, net	30	17	—	—
Transfers in and/or out of Level 3	—	(12)	—	—
Balance at December 31, 2011	$77	$51	$8	$—
Unrealized gains (losses)	(4)	—	—	(1)
Realized gains (losses)	4	2	—	—
Purchases, issuances and settlements, net	21	(4)	—	1
Transfers in and/or out of Level 3	—	(4)	—	—
Balance at December 31, 2012	$98	$45	$8	$—

Non-U.S. Pension
Balance at December 31, 2009	$5	$14	$71	$51
Unrealized gains (losses)	(1)	—	7	1
Realized gains (losses)	1	—	—	5
Purchases, issuances and settlements, net	(2)	(3)	12	(22)
Transfers in and/or out of Level 3	(2)	(3)	—	—
Balance at December 31, 2010	$1	$8	$90	$35
Unrealized gains (losses)	—	1	7	—
Realized gains (losses)	—	—	—	3
Purchases, issuances and settlements, net	(1)	—	—	(38)
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2011	$—	$9	$97	$—
Unrealized gains (losses)	—	—	8	—
Realized gains (losses)	—	—	—	—
Purchases, issuances and settlements, net	—	(1)	(1)	—
Transfers in and/or out of Level 3	—	(3)	—	—
Balance at December 31, 2012	$—	$5	$104	$—

Equity securities within plan assets include Caterpillar Inc. common stock in the amounts of:

	U.S. Pension Benefits[1]			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Caterpillar Inc. common stock	$597	$653	$779	$1	$1	$2	$1	$1	$3

[1]	Amounts represent 5 percent of total plan assets for 2012 and 7 percent of total plan assets for 2011 and 2010.

C.	Funded status

The funded status of the plans, reconciled to the amount reported on Statement 3, is as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
End of Year
Fair value of plan assets	$10,981	$9,997	$10,760	$3,426	$2,818	$2,880	$789	$814	$996
Benefit obligations	15,913	14,782	13,024	4,737	4,299	3,867	5,453	5,381	5,184
Over (under) funded status recognized in financial position	$(4,932)	$(4,785)	$(2,264)	$(1,311)	$(1,481)	$(987)	$(4,664)	$(4,567)	$(4,188)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$—	$—	$—	$30	$3	$4	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(23)	(21)	(18)	(27)	(26)	(18)	(169)	(171)	(171)
Liability for postemployment benefits (non-current liability)	(4,909)	(4,764)	(2,246)	(1,314)	(1,458)	(973)	(4,495)	(4,396)	(4,017)
Net liability recognized	$(4,932)	$(4,785)	$(2,264)	$(1,311)	$(1,481)	$(987)	$(4,664)	$(4,567)	$(4,188)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$7,286	$7,044	$4,795	$1,907	$1,712	$1,273	$1,528	$1,495	$1,195
Prior service cost (credit)	36	63	83	22	15	43	(159)	(188)	(122)
Transition obligation (asset)	—	—	—	—	—	—	3	5	7
Total	$7,322	$7,107	$4,878	$1,929	$1,727	$1,316	$1,372	$1,312	$1,080

The estimated amounts that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2012 into net periodic benefit cost (pre-tax) in 2013 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Net actuarial loss (gain)	$546	$133	$108
Prior service cost (credit)	18	1	(73)
Transition obligation (asset)	—	—	2
Total	$564	$134	$37

The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2012	2011	2010	2012	2011	2010
Projected benefit obligation	$15,913	$14,782	$13,024	$4,310	$4,293	$3,846
Accumulated benefit obligation	$15,132	$14,055	$12,558	$3,903	$3,738	$3,485
Fair value of plan assets	$10,981	$9,997	$10,760	$2,969	$2,809	$2,855

The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2012	2011	2010	2012	2011	2010
Projected benefit obligation	$15,913	$14,782	$13,024	$4,107	$4,112	$3,452
Accumulated benefit obligation	$15,132	$14,055	$12,558	$3,752	$3,600	$3,179
Fair value of plan assets	$10,981	$9,997	$10,760	$2,806	$2,661	$2,514

The accumulated postretirement benefit obligation exceeds plan assets for all of our other postretirement benefit plans for all years presented.

D.	Expected cash flow

Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2013 (expected)	$160	$320	$200

Expected benefit payments:
2013	$850	$220	$350
2014	870	210	350
2015	880	220	360
2016	900	230	370
2017	910	220	370
2018-2022	4,680	1,120	1,890
Total	$9,090	$2,220	$3,690

The above table reflects the total employer contributions and benefits expected to be paid from the plan or from company assets and does not include the participants’ share of the cost. The expected benefit payments for our other postretirement benefits include payments for prescription drug benefits. Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2013	2014	2015	2016	2017	2018-2022	Total
Other postretirement benefits	$15	$20	$20	$20	$20	$110	$205

E.	Net periodic cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$185	$158	$210	$108	$115	$92	$92	$84	$68
Interest cost	609	651	652	182	182	162	221	253	245
Expected return on plan assets	(812)	(798)	(773)	(215)	(210)	(192)	(63)	(70)	(93)
Curtailments, settlements and special termination benefits [1]	7	—	28	38	19	22	(40)	—	—
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	2	2	2
Prior service cost (credit) [2]	19	20	25	1	3	1	(68)	(55)	(55)
Net actuarial loss (gain)	504	451	385	97	74	65	100	108	33
Total cost included in operating profit	$512	$482	$527	$211	$183	$150	$244	$322	$200

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	$745	$2,700	$47	$225	$526	$136	$133	$408	$570
Amortization of actuarial (loss) gain	(504)	(451)	(385)	(97)	(72)	(62)	(100)	(108)	(33)
Current year prior service cost (credit)	(7)	—	(24)	10	(25)	35	(38)	(121)	—
Amortization of prior service (cost) credit	(19)	(20)	(25)	(1)	(3)	(1)	68	55	55
Amortization of transition (obligation) asset	—	—	—	—	—	—	(2)	(2)	(2)
Total recognized in other comprehensive income	215	2,229	(387)	137	426	108	61	232	590
Total recognized in net periodic cost and other comprehensive income	$727	$2,711	$140	$348	$609	$258	$305	$554	$790

Weighted-average assumptions used to determine net cost:
Discount rate	4.3%	5.1%	5.4%	4.3%	4.6%	4.8%	4.3%	5.0%	5.6%
Expected return on plan assets [3]	8.0%	8.5%	8.5%	7.1%	7.1%	7.0%	8.0%	8.5%	8.5%
Rate of compensation increase	4.5%	4.5%	4.5%	3.9%	4.1%	4.2%	4.4%	4.4%	4.4%

[1]	Curtailments, settlements and special termination benefits were recognized in Other operating (income) expenses in Statement 1.

[2]
Prior service cost (credit) and net actuarial loss (gain) for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period to the full retirement eligibility date of employees expected to receive benefits from the plan. For other postretirement benefit plans in which all or almost all of the plan's participants are fully eligible for benefits under the plan, prior service cost (credit) and net actuarial loss (gain) are amortized using the straight-line method over the remaining life expectancy of those participants.

[3]	The weighted-average rates for 2013 are 7.8 percent and 6.7 percent for U.S. and non-U.S. pension plans, respectively.

The assumed discount rate is used to discount future benefit obligations back to today’s dollars.  The U.S. discount rate is based on a benefit cash flow-matching approach and represents the rate at which our benefit obligations could effectively be settled as of our measurement date, December 31.  The benefit cash flow-matching approach involves analyzing Caterpillar’s projected cash flows against a high quality bond yield curve, calculated using a wide population of corporate Aa bonds available on the measurement date.  The very highest and lowest yielding bonds (top and bottom 10 percent) are excluded from the analysis.  A similar process is used to determine the assumed discount rate for our most significant non-U.S. plans. This rate is sensitive to changes in interest rates. A decrease in the discount rate would increase our obligation and future expense.

Our U.S. expected long-term rate of return on plan assets is based on our estimate of long-term passive returns for equities and fixed income securities weighted by the allocation of our pension assets. Based on historical performance, we increase the passive returns due to our active management of the plan assets. To arrive at our expected long-term return, the amount added for active management was 1 percent for 2012, 2011 and 2010.  A similar process is used to determine this rate for our non-U.S. plans.

The assumed health care trend rate represents the rate at which health care costs are assumed to increase. We assumed a weighted-average increase of 7.4 percent in our calculation of 2012 benefit expense.  We expect a weighted-average increase of 7.1 percent during 2013.  The 2012 and 2013 rates are assumed to decrease gradually to the ultimate health care trend rate of 5 percent in 2019. This rate represents 3 percent general inflation plus 2 percent additional health care inflation.

F.	Other postemployment benefit plans

We offer long-term disability benefits, continued health care for disabled employees, survivor income benefit insurance and supplemental unemployment benefits to substantially all eligible U.S. employees.

G.	Defined contribution plans

We have both U.S. and non-U.S. employee defined contribution plans to help employees save for retirement. Our U.S. 401(k) plan allows eligible employees to contribute a portion of their salary to the plan on a tax-deferred basis, and we provide a matching contribution equal to 100 percent of employee contributions to the plan up to 6 percent of compensation. Various other U.S. and non-U.S. defined contribution plans allow eligible employees to contribute a portion of their salary to the plans, and in some cases, we provide a matching contribution to the funds.

On January 1, 2011, matching contributions to our U.S. 401(k) plan changed for certain employees that are still accruing benefits under a defined benefit pension plan.  Matching contributions changed from 100 percent of employee contributions to the plan up to 6 percent of compensation to 50 percent of employee contributions up to 6 percent of compensation.  For employees whose defined benefit pension accruals were frozen as of December 31, 2010, we began providing a new annual employer contribution in 2011, which ranges from 3 to 5 percent of compensation, depending on years of service and age.

From June 2009 to October 2010, we funded our employer matching contribution for certain U.S. defined contribution plans in Caterpillar stock, held as treasury stock.  In 2010, we made $94 million (1.5 million shares) of matching contributions in Caterpillar stock.

Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2012	2011	2010
U.S. plans	$260	$219	$231
Non-U.S. plans	60	54	39
	$320	$273	$270

H.	Summary of long-term liability:

	December 31,
(Millions of dollars)	2012	2011	2010
Pensions:
U.S. pensions	$4,909	$4,764	$2,246
Non-U.S. pensions	1,314	1,458	973
Total pensions	6,223	6,222	3,219
Postretirement benefits other than pensions	4,495	4,396	4,017
Other postemployment benefits	81	73	69
Defined contribution	286	265	279
	$11,085	$10,956	$7,584